Average Annual Total Returns - Investor Class and Class H - Banking Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(7.86%)	6.50%	5.61%	(8.94%)	5.93%	5.21%	(4.67%)	4.83%	4.30%	18.40%	15.22%	13.88%	(8.50%)	6.15%	5.19%	(9.73%)	5.51%	4.75%	(5.05%)	4.52%	3.93%	18.40%	15.22%	13.88%